UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10085

Hillman Capital Management Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)                 (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Semi-Annual Report 2018
For the period from October 1, 2017 through March 31, 2018
(Unaudited)

                       The Hillman Fund

No Load Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Fund ("Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Hillman Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between The Hillman Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of The Hillman Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at hillmancapital.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

For More Information on The Hillman Fund:

See Our Website @ hillmancapital.com
or
Call Our Shareholder Services Group at 800-773-3863

The Hillman Fund

Schedule of Investments
(Unaudited)

As of March 31, 2018
		Shares	Value (Note 1)

COMMON STOCKS - 89.40%

Consumer Discretionary - 17.12%
*	Amazon.com, Inc.	700	$1,013,138
*	Chipotle Mexican Grill, Inc.	4,100	1,324,751
	Dunkin' Brands Group, Inc.	10,000	596,900
	Office Depot, Inc.	125,000	268,750
	Starbucks Corp. (a)	23,000	1,331,470
	The Walt Disney Co. (a)	10,000	1,004,400
			5,539,409
Consumer Staples - 20.78%
µ	Anheuser-Busch InBev SA NV	10,000	1,099,400
	Colgate-Palmolive Co. (a)	15,000	1,075,200
	Mondelez International, Inc. (a)	26,000	1,084,980
	The Hershey Co.	9,600	950,016
	The JM Smucker Co.	10,700	1,326,907
	The Procter & Gamble Co.	15,000	1,189,200
			6,725,703
Energy - 3.06%
*	Transocean Ltd.	100,000	990,000
			990,000
Financials - 6.17%
	Bank of America Corp. (a)	30,000	899,700
	The Western Union Co.	57,000	1,096,110
			1,995,810
Health Care - 16.15%
	Amgen, Inc.	6,600	1,125,168
	Eli Lilly & Co.	12,200	943,914
*	Laboratory Corp of America Holdings	6,000	970,500
	Medtronic PLC	14,000	1,123,080
	Pfizer, Inc.	30,000	1,064,700
			5,227,362
Industrials - 8.95%
	Emerson Electric Co.	13,000	887,900
	General Electric Co. (a)	84,000	1,132,320
*	Stericycle, Inc.	15,000	877,950
			2,898,170
Information Technology - 10.93%
	Apple, Inc.	6,000	1,006,680
*	Facebook, Inc.	3,000	479,370
	International Business Machines Corp.	7,200	1,104,696
	Texas Instruments, Inc.	9,100	945,399
			3,536,145

			(Continued)

The Hillman Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2018
		Shares	Value (Note 1)

COMMON STOCKS - Continued

	Materials - 2.79%
	Compass Minerals International, Inc.	15,000	$904,500
			904,500
	Utilities - 3.45%
	The Southern Co.	25,000	1,116,500
			1,116,500

	Total Common Stocks (Cost $26,884,773)		28,933,599

EXCHANGE-TRADED PRODUCT - 1.54%
	* ProShares Short 20+ Year Treasury	22,000	499,400

	Total Exchange-Traded Product (Cost $502,152)		499,400

SHORT-TERM INVESTMENT - 9.38%
	Money Market Fiduciary Portfolio, 0.01% §	3,033,584	3,033,584

	Total Short-Term Investment (Cost $3,033,584)		3,033,584

Total Value of Investments (Cost $30,420,509) - 100.32%			$32,466,583

Total Options Written (Premiums Received $124,199) - (0.52)%			(168,060)

Other Assets Less Liabilities - 0.20%			64,888

	Net Assets - 100.00%		$32,363,411

*	Non-income producing investment
§	Represents 7 day effective yield as of March 31, 2018
µ	American Depositary Receipt
(a)	All or a portion of this security is held as collateral for put options written.

The following abbreviations or acronyms are used in this portfolio:
	NV - Netherlands security
	PLC - Public Limited Company

			(Continued)

The Hillman Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2018
	Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

PUT OPTIONS WRITTEN - 0.52%

* Facebook, Inc.	30	$160.00	4/20/2018	$479,370	$16,350
* Nordstrom, Inc.	240	47.50	6/15/2018	1,161,840	67,080
* QUALCOMM, Inc.	156	60.00	4/20/2018	864,396	84,630

	Total Put Options Written (Premiums Received $124,199)				$168,060

	Summary of Investments
	by Sector		% of Net
			Assets	Value
	Consumer Discretionary		17.12%	$5,539,409
	Consumer Staples		20.78%	6,725,703
	Energy		3.06%	990,000
	Financials		6.17%	1,995,810
	Health Care		16.15%	5,227,362
	Industrials		8.95%	2,898,170
	Information Technology		10.93%	3,536,145
	Materials		2.79%	904,500
	Utilities		3.45%	1,116,500
	Exchange-Traded Product		1.54%	499,400
	Short-Term Investment		9.38%	3,033,584
	Put Options Written		-0.52%	(168,060)
	Other Assets Less Liabilities		0.20%	64,888
	Total Net Assets		100.00%	$32,363,411

See Notes to Financial Statements

The Hillman Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2018

Assets:
Investments in securities, at value (cost $30,420,509)	$32,466,583
Receivables:
Due from broker	550,862
Dividends and interest	22,259
Prepaid expenses:
Registation and filing fees	22,151
Fund accounting fees	2,435
Trustee fees and meeting expenses	1,308
Transfer agent fees	144

Total assets	33,065,742

Liabilities:
Options written, at value (premiums received $124,199)	168,060
Payables:
Investments purchased	502,152
Accrued expenses:
Advisory fees	24,193
Professional fees	3,327
Custody fees	1,696
Insurance fees	1,681
Shareholder fulfillment fees	537
Miscellaneous expenses	322
Compliance fees	207
Security pricing fees	147
Administration fees	9

Total liabilities	702,331

Net Assets	$32,363,411

Net Assets Consist of:
Paid in capital	$35,533,946
Undistributed net investment income	108,198
Accumulated net realized loss on investments and options written	(5,280,946)
Net unrealized appreciation on investments and options written	2,002,213

Total Net Assets	$32,363,411
No Load Shares Outstanding, no par value (unlimited authorized shares)	1,433,834
Net Asset Value, Offering Price and Redemption Price Per Share	$22.57

See Notes to Financial Statements

The Hillman Fund

Statement of Operations
(Unaudited)
For the Fiscal Period Ended March 31, 2018

Investment Income:
Dividends (net of withholding tax $5,652)	$372,949

Total Investment Income	372,949

Expenses:
Advisory fees (Note 2)	176,619
Administration fees (Note 2)	17,662
Registration and filing fees	16,274
Fund accounting fees (Note 2)	15,081
Professional fees	13,216
Transfer agent fees (Note 2)	10,356
Custody fees (Note 2)	6,647
Compliance fees (Note 2)	5,672
Trustee fees and meeting expenses (Note 3)	4,192
Shareholder fulfillment fees	3,946
Security pricing fees	2,219
Miscellaneous expenses (Note 2)	2,071
Insurance fees	1,602

Total Expenses	275,557

Fees waived by the Advisor (Note 2)	(10,805)

Net Expenses	264,752

Net Investment Income	108,197

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investments	1,135,836
Net realized gain from options written	449,909
Total net realized gain	1,585,745

Change in unrealized depreciation on investments	(711,789)
Change in unrealized depreciation on options written	(28,035)
Total change in unrealized depreciation	(739,824)

Net Realized and Unrealized Gain on Investments	845,921

Net Increase in Net Assets Resulting from Operations	$954,118

See Notes to Financial Statements

The Hillman Fund

Statements of Changes in Net Assets

	March 31,	September 30,
For the fiscal year or period ended	2018 (a)	2017

Operations:
Net investment income	$108,197	$178,993
Net realized gain from investments and options written	1,585,745	3,681,531
Change in unrealized appreciation (depreciation) on investments
and options written	(739,824)	2,026,320

Net Increase in Net Assets Resulting from Operations	954,118	5,886,844

Distributions to Shareholders:
Net investment income	(178,992)	(203,106)

Net Decrease in Net Assets Resulting from Distributions	(178,992)	(203,106)

Beneficial Interest Transactions:
Shares sold	5,677,483	2,508,417
Reinvested distributions	177,959	185,485
Shares repurchased	(11,068,676)	(4,357,194)

Decrease from Beneficial Interest Transactions	(5,213,234)	(1,663,292)

Net Increase (Decrease) in Net Assets	(4,438,108)	4,020,446

Net Assets:
Beginning of Period	36,801,519	32,781,073
End of Period	$32,363,411	$36,801,519

Undistributed Net Investment Income	$108,198	$178,993

Share Information:
Shares sold	250,868	119,997
Reinvested distributions	7,717	9,311
Shares repurchased	(482,665)	(209,780)

Net Decrease in Shares of Beneficial Interest	(224,080)	(80,472)

(a) Unaudited.

See Notes to Financial Statements

The Hillman Fund

Financial Highlights

For a share outstanding during the	March 31,		September 30,
fiscal years or period ended	2018	(c)	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$22.20		$18.86	$16.39	$17.26	$14.27

Income (Loss) from Investment Operations:
Net investment income	0.09		0.11	0.12	0.09	0.08
Net realized and unrealized gain (loss)
on investments and options written	0.40		3.35	2.44	(0.88)	2.97

Total from Investment Operations	0.49		3.46	2.56	(0.79)	3.05

Less Distributions:
From net investment income	(0.12)		(0.12)	(0.09)	(0.08)	(0.06)

Total Distributions	(0.12)		(0.12)	(0.09)	(0.08)	(0.06)

Net Asset Value, End of Period (a)	$22.57		$22.20	$18.86	$16.39	$17.26

Total Return	2.20%	(e)	18.41%	15.69%	(4.62)%	21.39%	(a)

Net Assets, End of Period (in thousands)	$32,363		$36,802	$32,781	$32,933	$32,850

Ratios of:
Gross Expenses to Average Net Assets (b)	1.55%	(d)	1.60%	1.50%	1.50%	1.50%
Net Expenses to Average Net Assets (b)	1.50%	(d)	1.50%	1.50%	1.50%	1.50%
Net Investment Income to Average Net Assets	0.60%	(d)	0.51%	0.60%	0.53%	0.51%

Portfolio turnover rate	35.29%	(e)	89.92%	48.41%	67.77%	55.51%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the total returns based upon those net asset values may differ from the net asset values and total returns for shareholder transactions.

(b)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(c) Unaudited.
(d) Annualized.
(e) Not annualized.

See Notes to Financial Statements

The Hillman Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

1.      Organization and Significant Accounting Policies

The Hillman Fund, formerly the Hillman Focused Advantage Fund, (the "Fund") is a series of the Hillman Capital Management Investment Trust (the "Trust"), which was organized on July 14, 2000 as a Delaware Business Statutory Trust and is registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, as an open-ended management investment company.

The Fund commenced operations on December 29, 2000.  The investment objective of the Fund is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies," and Financial Accounting Standards Update ("ASU") 2013-08.

Investment Valuation
Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the "Trustees").  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Exchange-listed options are valued at the mean of the bid and ask prices as reported on their primary exchange as of 4:00 p.m. Eastern Time (the "Valuation Time").  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange ("CBOE"), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

(Continued)

The Hillman Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2018 for the Fund's investments:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets Common Stocks*	$28,933,599	$28,933,599	$-	$-
Exchange-Traded Product	499,400	499,400	-	-
Short-Term Investment	3,033,584	3,033,584	-	-
Total Assets	$32,466,583	$32,466,583	$-	$-

Liabilities Put Options Written	$168,060	$-	$168,060	$-
Total Liabilities	$168,060	$-	$168,060	$-

(a)  The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 and Level 2 during the period.  It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*For a detailed breakout by sector, please refer to the Schedule of Investments.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf and Trust level expenses.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains (losses) from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.

(Continued)

The Hillman Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to gain exposure to various investments or for income.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities for options purchased and the Options Written, at value on the Statement of Assets and Liabilities for options written.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Gain on Investments on the Statement of Operations for options purchased and Realized and Unrealized Gain on Options Written on the Statement of Operations for options written.

The derivative instruments outstanding as of March 31, 2018 are disclosed below and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed below serve as indicators of the volume of derivative activity for the Fund.

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of March 31, 2018:

Derivative Type	Location	Market Value	Notional Value

Equity Contracts – written options	Liabilities-Options written, at value	$ 168,060	$2,505,606

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal period ended March 31, 2018:

Derivative Type	Location	Gains/Losses

Equity Contracts – written options	Net realized gain from options written	$ 449,909

Equity Contracts – written options	Net change in unrealized depreciation on options written	$ (28,035)

(Continued)

The Hillman Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

The following table presents the Fund's liabilities available for offset under a master netting arrangement of collateral pledged as of March 31, 2018:

Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Description of Liability:
Options Written	$168,060	$168,060	$ -	$ -
Total	$168,060	$168,060	$ -	$ -

The actual financial instruments and cash collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

2.      Transactions with Affiliates

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 1.00% of the Fund's average daily net assets.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it had agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of those expenses and other expenditures which are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of each Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) to not more than 1.499% of the average daily net assets of the Fund.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2019.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  The Advisor cannot recoup any amounts previously waived or reimbursed.

For the fiscal period ended March 31, 2018, $176,619 in advisory fees were incurred, of which $10,805 in advisory fees were waived by the Advisor.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the "Administrator") based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of March 31, 2018, the Administrator received $2,071 in miscellaneous expenses.

(Continued)

The Hillman Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

A breakdown of the fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.035%

The Fund incurred $17,662 in administration fees, $6,647 in custody fees, and $15,081 in fund accounting fees for the fiscal period ended March 31, 2018.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services Agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

3.      Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not "interested persons" of the Trust or the Advisor within the meaning of the 1940 Act (the "Independent Trustees") receive $4,000 each year from the Fund, plus $250 per series of the Trust per meeting attended in person and $100 per series of the Trust per meeting attended by telephone. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

(Continued)

The Hillman Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

4.      Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$11,121,366	$14,989,759

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended March 31, 2018.

5.      Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  Permanent differences do not have an effect on the net asset values of the Fund.

Management reviewed the Fund's tax positions taken or to be taken on Federal income tax returns for the open tax years September 30, 2015 through September 30, 2017, and as of March 31, 2018, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

Distributions during the fiscal year or period ended below were characterized for tax purposes as follows:

	Fiscal Period Ended March 31, 2018	Fiscal Year Ended September 30, 2017
Ordinary Income	$178,992	$203,106

At March 31, 2018, the tax-basis cost of investments and components of distributable earnings (deficit) were as follows:

Cost of Investments	$30,296,310

Gross Unrealized Appreciation	3,827,803
Gross Unrealized Depreciation	(1,825,590)
Net Unrealized Appreciation	$2,002,213

6.      Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  However, based on experience, the Fund expects the risk of loss to be remote.

(Continued)

The Hillman Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

7.      Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Hillman Fund

Additional Information
(Unaudited)

1.      Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, (1) without charge, upon request, by calling 1-800-773-3863 and (2) on the Securities and Exchange Commission's ("SEC") website at sec.gov.   Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.      Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q is available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 1-800-773-3863.

3.      Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the Federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period ended March 31, 2018.

During the fiscal period, income distributions totaling $178,992 were paid from the Fund, but there were no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.      Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur other Fund expenses, including Advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

The Hillman Fund

Additional Information
(Unaudited)

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,022.00	$7.54
	$1,000.00	$1,017.40	$7.52
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.50%,    multiplied by 182/365 (to reflect the one-half year period).

The Hillman Fund
is a series of the
Hillman Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Hillman Capital Management, Inc.
116 South Franklin Street	7250 Woodmont Avenue
Post Office Box 69	Suite 310
Rocky Mount, North Carolina 27802-0069	Bethesda, Maryland 20814

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	hillmancapital.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust
/s/ Mark A. Hillman
Date: June 6, 2018	Mark A. Hillman President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Mark A. Hillman
Date: June 6, 2018	Mark A. Hillman President and Principal Executive Officer

/s/ C. Frank Watson, III
Date: June 6, 2018	C. Frank Watson III Treasurer and Principal Financial Officer